Earnings Per Share	12 Months Ended
Oct. 31, 2019
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Earnings Per Share

NOTE 26:   EARNINGS PER SHARE

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share is calculated using the same method as basic earnings per share except that certain adjustments are made to net income attributable to common shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential common shares that are assumed to be issued by the Bank.

The following table presents the Bank's basic and diluted earnings per share for the years ended October 31.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the years ended October 31
	2019	2018	2017
Basic earnings per share
Net income attributable to common shareholders	$11,416	$11,048	$10,203

Weighted-average number of common shares outstanding (millions)	1,824.2	1,835.4	1,850.6
Basic earnings per share (Canadian dollars)	$6.26	$6.02	$5.51
Diluted earnings per share

Net income attributable to common shareholders	$11,416	$11,048	$10,203

Net income available to common shareholders including impact of dilutive securities	11,416	11,048	10,203
Weighted-average number of common shares outstanding (millions)	1,824.2	1,835.4	1,850.6
Effect of dilutive securities

Stock options potentially exercisable (millions)[1]	3.1	4.1	4.2

Weighted-average number of common shares outstanding – diluted (millions)	1,827.3	1,839.5	1,854.8
Diluted earnings per share (Canadian dollars)[1]	$6.25	$6.01	$5.50

[1]	For the years ended October 31, 2019, October 31, 2018, and October 31, 2017, no outstanding options were excluded from the computation of diluted earnings per share.